Note 7 - Preferred Stock (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended
	Jan. 31, 2014	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Preferred Stock, Shares Authorized			10,000,000	10,000,000		10,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.01	$ 0.01		$ 0.01
Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding			0	71		71
Preferred Stock, Shares Authorized		2,200
Preferred Stock, Par or Stated Value Per Share		$ 1,000	$ 1,000	$ 1,000		$ 1,000
Convertible Preferred Stock, Total Conversion Shares		2,933,333
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		8,799,999
Proceeds from Issuance of Convertible Preferred Stock		$ 2.00
Convertible Preferred Stock, Conversion Price Per Share		$ 0.75		$ 0.35		$ 0.35
Convertible preferred stock (in shares)	71		71	717	1,412
Common stock conversion (in shares)	202,857		202,857	2,048,570	1,882,667
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding			100	1,650		1,650
Preferred Stock, Par or Stated Value Per Share			$ 1,000	$ 1,000		$ 1,000
Convertible Preferred Stock, Total Conversion Shares			285,714	4,714,286		4,714,286
Proceeds from Issuance of Convertible Preferred Stock						1.60
Convertible Preferred Stock, Conversion Price Per Share			$ 0.35
Convertible preferred stock (in shares)			1,550
Common stock conversion (in shares)			4,428,571	0	0
Stock Issued During Period, Shares, New Issues						1,650
Gross Proceeds [Member] | Series A Convertible Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock		2.20
Gross Proceeds [Member] | Series B Convertible Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock						$ 1.65
Conversion Price Adjustment [Member] | Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding				788		788
Convertible Preferred Stock, Conversion Price Per Share				$ 0.35		$ 0.35